DEFERRED TAX - Schedule of Deferred Taxes Calculated on Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Intangible assets - deferred tax assets	$ 4,906	$ 6,418
Intangible assets - deferred tax liability	(6,222)	(2,258)
Net deferred tax (liabilities) assets	(1,316)	4,160	$ 5,126
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Intangible assets - deferred tax assets	2,406	4,615
Intangible assets - deferred tax liability	(13,159)	(3,212)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities) assets	$ 9,437	$ 2,757